Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Nov. 01, 2017	Jul. 31, 2017	Aug. 01, 2016	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Kansas Municipal Fund | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Account Value	$ 12,762	$ 12,301	$ 12,188	$ 13,095	$ 12,678	$ 12,031	$ 11,214		$ 11,104		$ 11,075	$ 10,356	$ 10,000
Kansas Municipal Fund | Class A | KSMUX with maximum sales charge [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	KSMUX with maximum sales charge
Account Value	$ 11,084	10,856	11,076	11,861	11,737	11,167	10,566		10,532		10,576	10,044	9,748
Kansas Municipal Fund | Class A | KSMUX without maximum sales charge [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	KSMUX without maximum sales charge
Account Value	$ 11,370	11,137	11,362	12,167	12,040	11,455	10,838		10,804		10,849	10,303	10,000
Kansas Municipal Fund | Class I | KSITX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	KSITX
Account Value	$ 10,682	10,426	10,610	11,333	11,188	10,618	10,031	$ 10,000
Kansas Municipal Fund | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Account Value	$ 11,440	11,027	10,926	11,739	11,365	10,785	10,053	10,000
Maine Municipal Fund | Class A | MEMUX without maximum sales charge [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MEMUX without maximum sales charge
Account Value	$ 10,800	10,480	10,666	11,561	11,446	11,105	10,632		10,628		10,794	10,237	10,000
Maine Municipal Fund | Class A | MEMUX with maximum sales charge [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MEMUX with maximum sales charge
Account Value	$ 10,532	10,220	10,401	11,274	11,162	10,829	10,368		10,364		10,526	9,983	9,752
Maine Municipal Fund | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Account Value	$ 12,762	12,301	12,188	13,095	12,678	12,031	11,214		11,104		11,075	10,356	10,000
Maine Municipal Fund | Class I | MEIMX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MEIMX
Account Value	$ 10,310	9,981	10,134	10,958	10,832	10,473	10,012	10,000
Maine Municipal Fund | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Account Value	$ 11,440	11,027	10,926	11,739	11,365	10,785	10,053	10,000
Nebraska Municipal Fund | Class A | NEMUX without maximum sales charge [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NEMUX without maximum sales charge
Account Value	$ 11,259	11,052	11,227	11,993	11,948	11,510	10,895		10,858		10,969	10,354	10,000
Nebraska Municipal Fund | Class A | NEMUX with maximum sales charge [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NEMUX with maximum sales charge
Account Value	$ 10,974	10,772	10,943	11,690	11,646	11,219	10,619		10,583		10,692	10,092	9,747
Nebraska Municipal Fund | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Account Value	$ 12,762	12,301	12,188	13,095	12,678	12,031	11,214		11,104		11,075	10,356	10,000
Nebraska Municipal Fund | Class I |NEITX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NEITX
Account Value	$ 10,512	10,304	10,441	11,116	11,046	10,615	10,032	10,000
Nebraska Municipal Fund | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Account Value	$ 11,440	11,027	10,926	11,739	11,365	10,785	10,053	10,000
Oklahoma Municipal Fund | Class A | OKMUX without maximum sales charge [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	OKMUX without maximum sales charge
Account Value	$ 11,356	11,098	11,248	12,210	11,967	11,515	10,866		10,870		10,948	10,282	10,000
Oklahoma Municipal Fund | Class A | OKMUX with maximum sales charge [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	OKMUX with maximum sales charge
Account Value	$ 11,070	10,818	10,965	11,902	11,665	11,225	10,592		10,596		10,672	10,023	9,748
Oklahoma Municipal Fund | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Account Value	$ 12,762	12,301	12,188	13,095	12,678	12,031	11,214		11,104		11,075	10,356	10,000
Oklahoma Municipal Fund | Class I | OKMIX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	OKMIX
Account Value	$ 10,620	10,353	10,467	11,332	11,079	10,635	10,010	10,000
Oklahoma Municipal Fund | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Account Value	$ 11,440	11,027	10,926	11,739	11,365	10,785	10,053	$ 10,000
Viking Tax-Free Fund for Montana | Class A | VMTTX without maximum sales Charge [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	VMTTX without maximum sales Charge
Account Value	$ 11,454	11,232	11,318	12,099	11,912	11,466	10,828		10,845		10,883	10,332	10,000
Viking Tax-Free Fund for Montana | Class A | VMTTX with maximum sales charge [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	VMTTX with maximum sales charge
Account Value	$ 11,167	10,950	11,034	11,796	11,614	11,179	10,557		10,573		10,610	10,074	9,750
Viking Tax-Free Fund for Montana | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Account Value	$ 12,762	12,301	12,188	13,095	12,678	12,031	11,214		11,104		11,075	10,356	10,000
Viking Tax-Free Fund for Montana | Class I | VMTIX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	VMTIX
Account Value	$ 10,737	10,503	10,557	11,256	11,054	10,614	9,998		9,989	$ 10,000
Viking Tax-Free Fund for Montana | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Account Value	$ 11,526	11,110	11,008	11,827	11,450	10,866	10,128		10,028	10,000
Viking Tax-Free Fund for North Dakota | Class A | VNDFX without maximum sales charge [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	VNDFX without maximum sales charge
Account Value	$ 11,043	10,895	11,138	11,937	11,752	11,402	10,849		10,855		10,921	10,349	10,000
Viking Tax-Free Fund for North Dakota | Class A | VNDFX with maximum sales charge [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	VNDFX with maximum sales charge
Account Value	$ 10,770	10,626	10,863	11,642	11,462	11,121	10,581		10,587		10,651	10,093	9,753
Viking Tax-Free Fund for North Dakota | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Account Value	$ 12,762	12,301	12,188	13,095	12,678	12,031	11,214		11,104		$ 11,075	$ 10,356	$ 10,000
Viking Tax-Free Fund for North Dakota | Class I | VNDIX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	VNDIX
Account Value	$ 10,323	10,160	10,360	11,076	10,877	10,538	9,992		9,982	10,000
Viking Tax-Free Fund for North Dakota | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Account Value	$ 11,526	$ 11,110	$ 11,008	$ 11,827	$ 11,450	$ 10,866	$ 10,128		$ 10,028	$ 10,000